Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	NON INVASIVE MONITORING SYSTEMS INC /FL/
Entity Central Index Key	0000720762
Entity Tax Identification Number	59-2007840
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	4400 Biscayne Blvd.
Entity Address, Address Line Two	Suite 180
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	(305)
Local Phone Number	575-4200
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4400 Biscayne Blvd.
Entity Address, Address Line Two	Suite 180
City Area Code	(305)
Local Phone Number	575-4200
Contact Personnel Name	James J. Martin